Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes

13. INCOME TAXES

The components of income tax expense are as follows:

	Year Ended December 31
	2011	2012	2013
	US$	US$	US$
Current	3,237	5,534	8,591
Deferred	2,510	1,582	1,181

Income tax expense	5,747	7,116	9,772

The income (loss) before income taxes for domestic and foreign entities is as follows:

	Year Ended December 31
	2011	2012	2013
	US$	US$	US$
Domestic	(8,730)	(11,039)	(8,080)
Foreign entities
SMI Taiwan	42,382	51,997	50,628
FCI	12,572	12,645	(4,312)
SMI USA	911	253	(1,235)
Others	81	478	147

	47,216	54,334	37,148

Since the Company is based in the Cayman Islands, a tax-free country, domestic tax on pretax income is calculated at the Cayman Islands statutory rate of zero for each year.

The Company and its subsidiaries file separate income tax returns. A reconciliation of income tax expense on pretax income at statutory rate and income tax expense is shown below:

	Year Ended December 31
	2011	2012	2013
	US$	US$	US$
Cayman statutory rate	0	0	0
Tax on pretax income at statutory rate	7,859	8,142	6,788
Tax-exempt income	(3,477)	(5,149)	(4,325)
Permanent differences	1,919	861	1,730
Temporary differences	(622)	(2,290)	1,732
Alternative minimum tax	2,804	4,340	2,203
Income tax (10%) on undistributed earnings	2,277	2,631	3,396
Net changes in income tax credit	252	5,518	708
Net changes in valuation allowance of deferred income tax assets	(1,830)	(3,879)	(2,364)
Net operating loss carryforwards	341	604	(189)
Liabilities related to unrealized tax benefits	(736)	832	(39)
Adjustment of prior years’ taxes and others	(3,040)	(4,494)	132

Income tax expense	5,747	7,116	9,772

Deferred income tax assets are as follows:

	December 31
	2012	2013
	US$	US$
Current:
Notes and accounts receivable	1,128	142
Stock-based compensation	473	679
Allowance for sales return	222	123
Inventory reserve	686	544
Foreign currency translation	1,063	312
Investment tax credits	1,126	0
Others	523	561
Valuation allowance	(2,852)	(1,083)

	2,369	1,278

Non-current:
Inventory reserve	691	590
Property and equipment	753	651
Investment tax credits	5,862	7,011
Net operating loss carryforwards	6,248	8,540
Others	(401)	(885)
Valuation allowance	(12,349)	(15,193)

	804	714

The valuation allowance shown in the table above relates to net operating loss carryforwards, tax credits and temporary differences for which the Company believes that realization is uncertain. The valuation allowance decreased by US$3,271 thousand and increased by US$1,075 thousand for the years ended December 31, 2012 and 2013, respectively. The decrease in the valuation allowance in 2012 was primarily due to the utilization of net operating loss carryforward in 2012 which had been previously fully provided. The increase in valuation allowance in 2013 is primarily due to the Company being unable to generate sufficient taxable income in the future to utilize operating loss carryforwards and research and development credits before they expire. In addition, profits generated from certain products of SMI Taiwan are exempted from income tax for five years beginning January 1, 2010 and January 1, 2012.

As of December 31, 2013, FCI had unused research and development tax credits of approximately US$3,006 thousand which will expire in 2015 to 2018.

As of December 31, 2013, the Company’s United States federal net operating loss carryforwards for federal income tax purposes were approximately US$5,431 thousand. If not utilized, the federal net operating loss carryforwards will expire in 2023.

As of December 31, 2013, the Company’s United States federal and state research and development tax credit carryforwards for federal and state income tax purposes were approximately US$2,358 thousand and US$1,647 thousand, respectively. If not utilized, the federal tax credit carryforwards will expire starting in 2023 while the state tax credit carryforward has no expiration date.

Current United States federal and California state laws include substantial restrictions on the utilization of net operating losses and credits in the event of an “ownership change” of a corporation. Accordingly, the Company’s ability to utilize net operating loss and tax credit carryforwards may be limited as a result of such “ownership change”. Such a limitation could result in the expiration of carryforwards before they are utilized.

Unrecognized Tax Benefit

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	Year Ended December 31
	2012	2013
	US $	US$
Balance, beginning of year	2,657	3,520
Increases in tax positions taken in current year	917	2,947
Decrease in tax position taken in prior year primarily related to the resolution of tax audit	(54)	(652)

Balance, end of year	3,520	5,815

At December 31, 2013, the Company had US$5,815 thousand of unrecognized tax benefits that if recognized would affect the effective tax rate. For the years ended December 31, 2011, 2012 and 2013, the total amount of interest expense and penalties related to uncertain tax positions recorded in the provision for income tax expense was approximately US$485 thousand, US$499 thousand and US$627 thousand, respectively. The total amount of accrued interest and penalties recognized as of December 31, 2012 and 2013 was US$1,305 thousand and US$1,412 thousand, respectively. The Company does not anticipate any material change in the total amount of unrecognized tax benefits to occur within the next twelve months.

The Company files income tax returns in United States and foreign jurisdictions. The following table summarizes the Company’s major jurisdictions and tax year that remain subject to examination by tax authorities as of December 31, 2013:

Tax Jurisdiction	Tax Years
SMI Taiwan	2008 and onward
FCI	2008 and onward
SMI USA	2007 onward